Selected Statements of Comprehensive Loss Data (Tables)	12 Months Ended
Dec. 31, 2024
Selected Statements of Comprehensive Loss Data [Abstract]
Schedule of Research and Development Expenses	Research and development expenses:
	Year ended December 31,
	2024	2023	2022

Subcontractors and consultants	$102	$52	$66
Patent amortization	116	-	-
Share based payment	41	83	111
Payroll and payroll related	275	196	231
Other	-	1	17
Total expenses	534	332	425

Research and development expenses participation	-	-	(78)

	$534	$332	$347

Schedule of General and Administrative Expenses	General and administrative expenses:
	Year ended December 31,
	2024	2023	2022

Payroll and payroll related	$152	$151	$171
Professional services	571	107	289
Share based payment	10	17	19
Marketing	-	-	15
Others	35	28	54

	$768	$303	$548

Schedule of Financial Income Net	Financial income, net:
	Year ended December 31,
	2024	2023	2022

Exchange rate differences	$(4)	$11	$26
Fair value revaluation of investment in shares	8	17	-
Fair value revaluation of derivative warrant liability	211	(293)	(118)
Fair value revaluation of convertible notes	25	228	(26)
Bank fees	3	2	2

	$243	$(35)	$(116)